Short-Term and Long-Term Financial Liabilities - Schedule of Maturity Profile of Financial Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity Profile of Financial Liabilities [Abstract]
2026	$ 3,890,229	$ 3,694,936
2027
2028	86,810,504	82,495,077
2029	19,539,338	13,649,501
Total principal	110,240,071	99,839,514
Less: unamortized debt discount, net	(3,906,087)	(14,028,418)
Total	$ 106,333,984	$ 85,811,096